Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying unaudited financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information. Our fiscal year ends on December 31. Certain information and footnote disclosures normally included in the Company’s annual audited financial statements and accompanying notes have been condensed or omitted in these accompanying interim financial statements and footnotes. Certain reclassifications have been made to prior-year amounts to conform to the current period presentation. These unaudited financial statements should be read in conjunction with the audited financial statements and related notes for the year ended December 31, 2020, included elsewhere in this prospectus.
In our opinion, the unaudited financial statements include all adjustments of a normal recurring nature necessary for the fair presentation of our financial position, results of operations, and cash flows. The results of operations for the three and six months ended June 30, 2021 are not necessarily indicative of the results to be expected for the year ending December 31, 2021.
Basis of Presentation The Company has prepared the accompanying financial statements in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).
Stock Split
Stock Split
On May 19, 2021, the Company effected a
nine-for-one
forward stock split of its issued and outstanding common stock, stock options and restricted stock units (“RSUs”). Accordingly, all share and per share information has been retroactively adjusted to reflect the stock split for all periods presented.

Stock Split
On May 19, 2021, the Company effected a nine-for-one forward stock split of its issued and outstanding common stock, stock options and RSUs. Accordingly, all share and per share information has been retroactively adjusted to reflect the stock split for all periods presented.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods presented. Significant estimates include, but are not limited to, the valuation of the net realizable value of inventory, reserves for sales returns, allowances for doubtful accounts, stock-based compensation, contingent sales tax liability, and the useful lives and recoverability of long-lived assets. Actual results could differ from those estimates.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods presented. Significant estimates include, but are not limited to, the valuation of the net realizable value of inventory, reserves for sales returns, allowances for doubtful accounts, stock-based compensation, contingent sales tax liability, and the useful lives and recoverability of long-lived assets. Actual results could differ from those estimates.

Loss Contingencies
Loss Contingencies
The Company may be involved in legal proceedings, claims and regulatory, tax or government inquiries and investigations that arise in the ordinary course of business resulting in loss contingencies. Loss contingencies are accrued for when losses become probable and are reasonably estimable. If the reasonable estimate of the loss is a range and no amount within the range is a better estimate, the minimum amount of the range is recorded as a liability. The Company does not accrue for contingent losses that, in its judgment, are considered to be reasonably possible, but not probable; however, the range of such reasonably possible losses would be disclosed. Loss contingencies considered remote are generally not disclosed.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company uses valuation techniques that are based upon observable and unobservable inputs. Observable inputs are developed using market data such as publicly available information and reflect the assumptions market participants would use, while unobservable inputs are developed using the best information available about the assumptions market participants would use. Assets and liabilities are classified in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement:
Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2: Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.
Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies, and similar techniques that use significant unobservable inputs.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The Company has no assets or liabilities classified as Level 3 on its balance sheets as of December 31, 2019 and 2020.

Concentrations of Credit Risk
Concentrations of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash and cash equivalents.
The Company’s cash and cash equivalents are held with creditworthy financial institutions. Although the Company’s deposits held with banks may exceed the amount of federal insurance provided on such deposits, the Company has not experienced any losses in such accounts. The Company invests its excess cash in money market accounts.
The Company is exposed to credit risk in the event of a default by the financial institutions holding its cash and cash equivalents for the amounts reflected on the balance sheets.

Comprehensive Income
Comprehensive Income
Comprehensive income includes net income as well as other changes in stockholders’ equity that result from transactions and economic events other than those with stockholders. For the years ended December 31, 2019 and 2020, there was no difference between net income and comprehensive income.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers highly liquid investments with original maturities of three months or less to be cash equivalents. The Company’s cash equivalents, which are funds held in a money market account, are measured at fair value on a recurring basis. The carrying amount of cash equivalents was $27.6 million and $50.2 million as of December 31, 2019 and 2020, respectively, which approximates fair value and was determined based upon Level 1 inputs. The money market account is valued using quoted market prices with no valuation adjustments applied and is categorized as Level 1.

Accounts Receivable
Accounts Receivable
Accounts receivable consists of trade accounts receivables relating primarily to the credit card receivables arising from the sale of products to customers through the Company’s digital platforms. Trade accounts receivable is reported net of an allowance for doubtful accounts. The Company had no allowance for doubtful accounts as of December 31, 2019 and 2020. Other receivables generally relate to amounts due to the Company that result from activities that are not related to the direct sale of the Company’s products.

Inventory, Net
Inventory, Net
Inventory consists of finished goods and is accounted for using an average cost method. Inventory is valued at the lower of cost or net realizable value. The Company records a provision for excess and obsolete inventory to adjust the carrying value of inventory based on assumptions regarding future demand for the Company’s products.
Lower of cost or net realizable value is evaluated by considering obsolescence, excessive levels of inventory, deterioration, and other factors. Adjustments to reduce the cost of inventory to its net realizable value, if required, are made for estimated excess, obsolescence, or impaired inventory. Excess and obsolete inventory is charged to cost of goods sold.
The Company recorded an allowance to write down inventory of $0.8 million and $0.4 million as of December 31, 2020 and June 30, 2021, respectively, to reduce inventory to the lower of cost or to its net realizable value.

Inventory, Net
Inventory consists of finished goods and is accounted for using an average cost method. Inventory is valued at the lower of cost or net realizable value. The Company records a provision for excess and obsolete inventory to adjust the carrying value of inventory based on assumptions regarding future demand for the Company’s products.
Lower of cost or net realizable value is evaluated by considering obsolescence, excessive levels of inventory, deterioration, and other factors. Adjustments to reduce the cost of inventory to its net realizable value, if required, are made for estimated excess, obsolescence, or impaired inventory. Excess and obsolete inventory is charged to cost of goods sold.
The Company recorded an allowance to write down inventory of $0.8 million as of December 31, 2020, to reduce inventory to the lower of cost or to its net realizable value. There was no allowance to write down inventory as of December 31, 2019.

Property and Equipment, Net
Property and Equipment, Net
Property and equipment are recorded at cost, net of accumulated depreciation and amortization. The Company depreciates property and equipment using the straight-line method over the estimated useful lives of the assets, which range from three to ten years.

Estimated useful life (years)
Furniture and fixtures	7
Office equipment	5
Machinery and equipment	10
Computer equipment	3
Software and website development	5
Leasehold improvements	Shorter of the lease term or the estimated life of the asset

Upon the sale or disposal of property and equipment, the cost and related accumulated depreciation and amortization are removed from the balance sheet and the resulting gain or loss is reflected in general and administrative expense in the statements of income and comprehensive income. Maintenance and repairs are charged to the general and administrative expenses in the statements of income and comprehensive income as incurred, while expenditures for major renewals and betterments that extend the useful life of an asset or provide additional utility are capitalized.
The Company has incurred costs related to the development of the Company’s websites. The Company capitalizes these website development costs, as applicable, in accordance with ASC Subtopic
350-50,
Intangibles—Goodwill and Other—Website Development Costs (“ASC
350-50”).
ASC
350-50
requires that costs incurred during the website development stage be capitalized. Capitalized website costs include salary and benefit costs for Company employees and contractors that develop the website. When the development phase is substantially complete and the website is ready for its intended purpose, capitalized costs are amortized using the straight-line method over the five-year useful life.

Cloud Computing Costs
Cloud Computing Costs
The Company also capitalizes software license fees and implementation costs associated with cloud hosting arrangements that are service contracts. These amounts are included in other assets in the accompanying balance sheets. Amortization of the software license fees is calculated using the straight-line method over the term of the service contract. Amortization of the implementation costs is calculated using the straight-line method based on the term of the service contract or based on the expected utilization of the asset and commences once the module or component is ready for its intended use.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the asset or group of assets to the future undiscounted cash flows expected to be generated by the asset or asset group. If the evaluation of the forecasted cash flows indicates that the carrying value of the assets is not recoverable, the assets are written down to their fair value. No such impairments have been identified for the years ended December 31, 2019 and 2020.

Deferred Rent and Lease Incentive
Deferred Offering Costs
The Company capitalized certain legal, professional accounting and other third-party fees that were directly associated with the Company’s equity offering as deferred costs. After consummation of the IPO on June 1, 2021, these costs were recorded in stockholders’ equity as a reduction of proceeds generated as a result of the offering.

Deferred Rent and Lease Incentive
The Company leases certain facilities under
non-cancelable
operating leases. The Company’s leases generally contain escalating payments over the lease term or rent holiday periods. Rent expense is recognized on a straight-line basis over the term of the lease, beginning when the Company takes possession of the leased space. The difference between the rent expense and cash paid to landlords is recorded as a deferred rent liability in the accompanying balance sheets.
In certain cases, the Company receives allowances for construction and leasehold improvements from its landlords which are recorded as a deferred lease credit in the accompanying balance sheets and amortizes the deferred lease credit as a reduction of rent expense in the accompanying statements of income and comprehensive income over the term of the lease.

Sales Tax
Sales Tax
Based on the 2018 Supreme Court decision in
South Dakota v. Wayfair Inc.
, an increasing number of states have considered or adopted laws or administrative practices, with or without notice, that impose new taxes on remote sellers to collect transaction taxes such as sales, consumption, or similar taxes. The Company follows the guidelines of ASC 450, Contingencies, and its financial statements reflect the current impact of such legislation.

Revenue Recognition
Revenue Recognition
The Company recognizes revenue in accordance with Financial Accounting Standards Board (“FASB”) ASU
2014-09,
Revenue from Contracts with Customers (Topic 606) (“ASC 606”). Revenue is recognized in an amount that reflects the consideration expected to be received in exchange for products. To determine revenue recognition for contracts with customers within the scope of ASC 606, the Company recognizes revenue from the commercial sales of products and contracts by applying the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations of the contract(s); (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract(s); and (v) recognize revenue when (or as) we satisfy the performance obligations.
The Company only applies the five-step model to contracts when it is probable that the Company will collect the consideration it is entitled to in exchange for the good or services it transfers to the customer. The Company recognizes revenue at a point in time when it satisfies a performance obligation and transfers control of the products to the respective customers, which occurs when the goods are transferred to a common carrier. Shipping and handling costs associated with outbound freight incurred to transfer a product to a customer are treated as a fulfillment activity, and as a result, any fees received from customers are included in the transaction price for the performance obligation of providing goods to the customer.
The Company generally provides refunds for goods returned within 30 days from the original purchase date. A returns reserve is recorded by the Company based on the historical refund pattern. The returns reserve on the balance sheets was $1.7 million and $2.1 million as of December 31, 2020 and June 30, 2021, respectively.
Taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue-producing transaction, that are collected by the Company from a customer, are excluded from revenue. The Company records deferred revenue when it receives payments in advance of the transfer of the goods to a common carrier. The amounts recorded are expected to be recognized as revenue within the 12 months following the balance sheet and, therefore, are classified as current liabilities in the balance sheets.
The Company does not have significant contract balances other than deferred revenue, the allowance for sales returns and liabilities related to its gift cards. The Company does not have significant contract acquisition costs.
The following table presents the disaggregation of the Company’s net revenues for the three and six months ended June 30, 2020 and 2021 as follows (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2020	2021	2020	2021
By geography:
United States	$62,256	$93,121	$93,833	$174,728
Rest of the world	1,887	7,996	2,277	13,468

	$64,143	$101,117	$96,110	$188,196

By product:
Scrubs	$57,379	$90,315	$85,931	$166,530
Non-scrubs	6,764	10,802	10,179	21,666

	$64,143	$101,117	$96,110	$188,196

Revenue Recognition
The Company recognizes revenues in accordance with Financial Accounting Standards Board (“FASB”) ASU
2014-09,
Revenue from Contracts with Customers (Topic 606) (“ASC 606”). Revenue is recognized in an amount that reflects the consideration expected to be received in exchange for products. To determine revenue recognition for contracts with customers within the scope of ASC 606, the Company recognizes revenue from the commercial sales of products and contracts by applying the following five steps (i) identify the contract(s) with a customer; (ii) identify the performance obligations of the contract(s); (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract(s); and (v) recognize revenue when (or as) we satisfy the performance obligations.
The Company only applies the five-step model to contracts when it is probable that the Company will collect the consideration it is entitled to in exchange for the good or services it transfers to the customer. The Company recognizes revenue at a point in time when it satisfies a performance obligation and transfers control of the products to the respective customers, which occurs when the goods are transferred to a common carrier. Shipping and handling costs associated with outbound freight incurred to transfer a product to a customer are treated as a fulfillment activity, and as a result, any fees received from customers are included in the transaction price for the performance obligation of providing goods to the customer.
The Company generally provides refunds for goods returned within 30 days from the original purchase date. A returns reserve is recorded by the Company based on the historical refund pattern. The returns reserve in the balance sheets was $0.8 million and $1.7 million as of December 31, 2019 and 2020, respectively.
Taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue-producing transaction, that are collected by the Company from a customer, are excluded from revenue. The Company records deferred revenue when it receives payments in advance of the transfer of the goods to a common carrier. The amounts recorded are expected to be recognized as revenue within the 12 months following the balance sheet and, therefore, are classified as current liabilities in the balance sheets.
The Company does not have significant contract balances other than deferred revenue, the allowance for sales returns and liabilities related to its gift cards. The Company does not have significant contract acquisition costs.
The following table presents the disaggregation of the Company’s net revenues for the years ended December 31, 2019 and 2020 (in thousands):

	Years ended December 31,
	2019	2020
By geography:
United States	$109,932	$253,723
Rest of the world	562	9,389

	$110,494	$263,112

By product:
Scrubs	$97,629	$227,988
Non-scrubs	12,865	35,124

	$110,494	$263,112

Cost of Goods Sold
Cost of Goods Sold
Cost of goods sold consists primarily of the cost of purchased merchandise and includes import duties and other taxes, freight-in, defective merchandise returned by customers, inventory write-offs and other miscellaneous shrinkage as well as compensation and benefits related to embroidery personnel.

Selling Expenses
Selling Expenses
Selling expenses primarily include the cost of shipping and handling, fulfillment and credit card sales processing. Shipping and handling costs are associated with outbound freight after control over a product has transferred to a customer and, as such, are included in selling expenses.

Marketing Expenses
Marketing Expenses
Marketing expenses primarily consist of digital and brand advertising. The Company’s marketing costs are primarily comprised of digital advertising through search engines and social media and are expensed as incurred.

General and Administrative Expenses
General and Administrative Expenses
General and administrative expenses consist primarily of employee-related costs, including salaries, bonuses, benefits and stock-based compensation, charitable contributions, including the cost of product donations, other related costs, including certain third-party consulting and contractor expenses, certain facilities costs, software expenses, legal expenses and recruiting fees, and overhead.

Stock-Based Compensation
Stock-Based Compensation
The Company measures and recognizes stock-based compensation expense for all stock option awards granted to employees and non-employees
based on their estimated fair values as of the grant date using the Black-Scholes option-pricing model. The Company’s use of the Black-Scholes option-pricing model to estimate the fair value of stock options granted requires the input of various assumptions which are as follows:

•	Risk-free interest rate—determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award.

•
Expected volatility—as there is no public market for its common stock, the Company determines the volatility for awards granted based on an analysis of reported data for a group of peer companies that issued options with substantially similar terms. The expected volatility has been determined using a weighted-average of the historical volatility measures of this group of guideline companies. The Company expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded stock price.

•	Expected dividend yield—the Company has not paid, and does not currently anticipate paying, cash dividends on its common stock; therefore, the expected dividend yield is assumed to be zero.

•
Expected term—the expected term of the Company’s stock options granted to employees has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” options, which calculates the expected term as the average of the time-to-vesting
and the contractual life of options.

•
Fair value of common stock—the fair value of the Company’s common stock has been determined on input from management and approved by the Board, utilizing the valuation of the Company’s enterprise value determined utilizing various methods, including the guideline public company method or a weighting of the guideline public company method and discounted cash flow method. The total enterprise value is then allocated to the various outstanding equity instruments, including the underlying common stock, utilizing the option-pricing model or private secondary transactions or a weighting of them.

For employee and
non-employee
options, the Company recognizes compensation expense based on the grant date fair value of the award over the requisite service period, which is generally the vesting period of the respective award based on the grant date fair value of the award. The Company accounts for forfeitures as they occur.

The Company measures the fair value of the restricted stock units (“RSUs”) granted to employees based on the fair market value of its common stock on the grant date. The Company’s RSU grants vest upon the satisfaction of both a service condition and a performance condition. The service condition for these awards is satisfied ratably over four years. The performance condition is satisfied upon the occurrence of a qualifying event, defined as a change of control transaction or an initial public offering (“IPO”) and is not deemed probable to occur until it occurs. As of December 31, 2019 and 2020, the performance condition was not probable to occur and, therefore, no stock-based compensation expense has been recognized for the Company’s RSU awards. If and when the performance condition is deemed probable to occur, the Company will record cumulative stock-based compensation expense using the accelerated attribution method for those RSUs for which the service condition has been satisfied prior to the qualifying event, and the Company will record the remaining unrecognized stock-based compensation expense over the remainder of the requisite service period.
The Company classifies stock-based compensation expense in its statements of income and comprehensive income in the same manner in which the award recipient’s cash compensation costs are classified. For the years ended December 31, 2019 and 2020, the Company recorded stock-based compensation of $0.2 million and $8.7 million, respectively, which are all recorded in general and administrative expense on the statements of income and comprehensive income.

Income Taxes
Income Taxes
The Company accounts for income taxes under the asset and liability method. This approach requires the recognition of deferred tax assets and liabilities for the expected future tax consequences attributed to temporary differences between the financial reporting basis and the respective tax basis of these assets and liabilities. Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years in which the differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in the tax rates is recognized in income in the period that includes the enactment date.
A valuation allowance is recorded for carryforwards and other deferred tax assets when it is more likely than not that some or all of the deferred tax assets will not be realized. Based on its facts, the Company considered all available evidence, both positive and negative, including historical levels of taxable income, expectations, and risks associated with estimates of future taxable income, and ongoing prudent and feasible tax planning strategies in assessing the need for a valuation allowance. As of December 31, 2019, the Company recorded a valuation allowance against its deferred tax assets as it was more likely than not that the Company would not be able to realize its deferred tax assets. The Company has released its valuation allowance in 2020 and is not recording a valuation allowance against any of its deferred tax assets as of December 31, 2020.
The Company uses a
two-step
approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals and litigation processes, if any. The second step is to measure the largest amount of tax benefit as the largest amount that is more likely than not to be realized upon settlement.
Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. As of December 31, 2019 and 2020, there are no known uncertain tax positions.

Earnings per Share
Earnings per Share
The Company presents both basic and diluted earnings per share amounts. Basic earnings per share is calculated by dividing net income by the weighted average number of common shares outstanding during the year. Diluted earnings per share is based upon the weighted average number of common and common equivalent shares outstanding during the year. Common equivalent shares are excluded from the computation of diluted earnings per share in periods for which they have an anti-dilutive effect. Stock options for which the exercise price exceeds the average market price over the period are anti-dilutive and, accordingly, excluded from the calculation.

Segment Information
Segment Information
Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the chief operating decision maker (“CODM”), in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s CODM are its co-chief
executive officers. The Company manages its operations as a single segment for the purposes of assessing performance and making operating decisions. Therefore, the Company has concluded that it has one reportable segment.

Deferred Offering Costs
Deferred Offering Costs
The Company capitalized certain legal, professional accounting and other third-party fees that were directly associated with the Company’s equity offering as deferred costs. After consummation of the IPO on June 1, 2021, these costs were recorded in stockholders’ equity as a reduction of proceeds generated as a result of the offering.

Deferred Rent and Lease Incentive
The Company leases certain facilities under
non-cancelable
operating leases. The Company’s leases generally contain escalating payments over the lease term or rent holiday periods. Rent expense is recognized on a straight-line basis over the term of the lease, beginning when the Company takes possession of the leased space. The difference between the rent expense and cash paid to landlords is recorded as a deferred rent liability in the accompanying balance sheets.
In certain cases, the Company receives allowances for construction and leasehold improvements from its landlords which are recorded as a deferred lease credit in the accompanying balance sheets and amortizes the deferred lease credit as a reduction of rent expense in the accompanying statements of income and comprehensive income over the term of the lease.

Recently Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In August 2018, the FASB issued ASU
2018-13,
Fair Value Measurement (Topic 820), Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, (“ASU
2018-13”).
This update removed the following disclosure requirements: (1) the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy; (2) the policy for timing of transfers between levels; and (3) the valuation processes for Level 3 fair value measurements. Additionally, this update added the following disclosure requirements: (1) the changes in unrealized gains and losses for the period included in other comprehensive income and loss for recurring Level 3 fair value measurements held at the end of the reporting period; (2) the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. For certain unobservable inputs, an entity may disclose other quantitative information (such as the median or arithmetic average) in lieu of the weighted average if the entity determines that other quantitative information would be a more reasonable and rational method to reflect the distribution of unobservable inputs used to develop Level 3 fair value measurements. ASU
2018-13
was effective for fiscal years beginning after December 15, 2019 with early adoption permitted. The Company adopted this update as of January 1, 2020 and noted no effect on the financial statements and related disclosures.
Recently Issued Accounting Pronouncements
In February 2016, the FASB issued ASU 2016- 02, Leases (Topic 842), as subsequently amended, which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e., lessees and lessors), and replaces the existing guidance in ASC 840, Leases. The new standard also requires lessees to recognize operating and finance lease liabilities and corresponding right-of-use
assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements. The Company is required to adopt the standard on January 1, 2022 and is currently evaluating the impact that ASU
2016-02
will have on the financial statements and related disclosures.
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments-Credit Losses: Measurement of Credit Losses on Financial Instruments (Topic 326) (“ASU
2016-13”).
ASU
2016-13
requires measurement and recognition of expected credit losses for financial assets. In April 2019, the FASB issued clarification to
ASU 2016-13
within ASU
No. 2019-04,
Codification Improvements to Topic 326, Financial Instruments-Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments. This update is effective for entities other than public business entities, including emerging growth companies that elected to defer compliance with new or revised financial accounting standards until a company that is not an issuer is required to comply with such standards, for annual reporting periods beginning after December 15, 2021. The Company is currently evaluating the impact that ASU
2016-13
will have on the financial statements and related disclosures.
In December 2019, the FASB issued ASU
2019-12,
Simplifying the Accounting for Income Taxes
(“ASU 2019-12”).
ASU
2019-12
eliminates certain exceptions related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. It also clarifies and simplifies other aspects of the accounting for income taxes. This update is effective for entities other than public business entities, including emerging growth companies that elected to defer compliance with new or revised financial accounting standards until a company that is not an issuer is required to comply with such standards, for annual reporting periods beginning after December 15, 2021, and interim periods within annual periods beginning after December 15, 2022. The Company is currently evaluating the impact that ASU
2019-12
will have on the financial statements and related disclosures.

Recently Adopted Accounting Pronouncements
In August 2018, the FASB issued ASU
2018-13,
Fair Value Measurement (Topic 820), Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement
, (“ASU
2018-13”).
This update removed the following disclosure requirements: (1) the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy; (2) the policy for timing of transfers between levels; and (3) the valuation processes for Level 3 fair value measurements. Additionally, this update added the following disclosure requirements: (1) the changes in unrealized gains and losses for the period included in other comprehensive income and loss for recurring Level 3 fair value measurements held at the end of the reporting period; (2) the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. For certain unobservable inputs, an entity may disclose other quantitative information (such as the median or arithmetic average) in lieu of the weighted average if the entity determines that other quantitative information would be a more reasonable and rational method to reflect the distribution of unobservable inputs used to develop Level 3 fair value measurements. ASU
2018-13
was effective for fiscal years beginning after December 15, 2019 with early adoption permitted. The Company has adopted this update as of January 1, 2020 and noted no effect on the financial statements and related disclosures.
Recently Issued Accounting Pronouncements
In February 2016, the FASB issued ASU 2016- 02,
Leases (Topic 842)
, as subsequently amended, which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e., lessees and lessors), and replaces the existing guidance in ASC 840, Leases. The new standard also requires lessees to recognize operating and finance lease liabilities and corresponding right-of-use
assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements. The Company is required to adopt the standard on January 1, 2022 and is currently evaluating the impact that ASU
2016-02
will have on the financial statements and related disclosures.
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments-Credit Losses: Measurement of Credit Losses on Financial Instruments (Topic 326)
(“ASU
2016-13”).
ASU
2016-13
requires measurement and recognition of expected credit losses for financial assets. In April 2019, the FASB issued clarification to
ASU 2016-13
within ASU
No. 2019-04,
Codification Improvements to Topic 326, Financial Instruments-Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments. This update is effective for entities other than public business entities, including emerging growth companies that elected to defer compliance with new or revised financial accounting standards until a company that is not an issuer is required to comply with such standards, for annual reporting periods beginning after December 15, 2021. The Company is currently evaluating the impact that ASU
2016-13
will have on the financial statements and related disclosures.
In December 2019, the FASB issued ASU
2019-12,
Simplifying the Accounting for Income Taxes
(“ASU 2019-12”).
ASU
2019-12
eliminates certain exceptions related to the approach for intra-period tax allocation, the methodology for
calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. It also clarifies and simplifies other aspects of the accounting for income taxes. This update is effective for entities other than public business entities, including emerging growth companies that elected to defer compliance with new or revised financial accounting standards until a company that is not an issuer is required to comply with such standards, for annual reporting periods beginning after
December
 15, 2021, and interim periods within annual periods beginning after December 15, 2022. The Company is currently evaluating the impact that ASU
2019-12
will have on the financial statements and related disclosures.